Schedule of Investments

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–62.65%
Australia–2.40%
Dexus	1,878,071	$8,773,871

Scentre Group	3,200,663	5,625,273

		14,399,144

Belgium–0.54%
Cofinimmo S.A.	46,047	3,247,063

Canada–3.75%
Allied Properties REIT	192,800	2,539,030

Canadian Apartment Properties REIT	135,100	4,602,729

RioCan REIT	575,900	7,414,402

StorageVault Canada, Inc.	2,320,955	7,987,663

		22,543,824

Germany–4.05%
LEG Immobilien SE(a)	120,578	9,207,634

Sirius Real Estate Ltd.	1,177,752	1,309,313

Vonovia SE	497,413	13,823,359

		24,340,306

Hong Kong–4.03%
Hang Lung Properties Ltd.	5,404,000	7,261,057

Link REIT	1,966,300	9,745,407

Sun Hung Kai Properties Ltd.	730,000	7,175,826

		24,182,290

Japan–4.73%
GLP J-Reit	12,657	11,932,897

Mitsui Fudosan Co. Ltd.	556,300	13,056,233

Mitsui Fudosan Logistics Park, Inc.	1,085	3,420,099

		28,409,229

Singapore–0.98%
CapitaLand Investment Ltd.	2,599,200	5,898,433

United Kingdom–4.77%
Big Yellow Group PLC	232,550	3,180,720

Derwent London PLC	371,426	9,905,853

Safestore Holdings PLC	619,699	5,995,629

Segro PLC	933,841	9,584,762

		28,666,964

United States–37.40%
Agree Realty Corp.	182,899	10,829,450

Alexandria Real Estate Equities, Inc.(b)	165,643	18,121,344

American Tower Corp.	31,060	6,484,707

Camden Property Trust	25,402	2,292,784

Crown Castle, Inc.	39,903	4,679,824

Digital Realty Trust, Inc.	77,342	10,733,523

Gaming and Leisure Properties, Inc.	125,168	5,849,101

Healthpeak Properties, Inc.	1,205,288	20,875,588

Outfront Media, Inc.	460,179	5,627,989

Prologis, Inc.	294,019	33,791,604

Public Storage	82,319	21,300,864

Realty Income Corp.	96,484	5,206,277

	Shares	Value

United States–(continued)
Rexford Industrial Realty, Inc.	383,012	$18,851,851

Sun Communities, Inc.	147,218	19,041,176

Terreno Realty Corp.(b)	181,186	10,347,532

UDR, Inc.	192,250	6,421,150

Ventas, Inc.	102,318	4,690,257

VICI Properties, Inc.	650,989	19,458,061

		224,603,082

Total Common Stocks & Other Equity Interests (Cost $393,841,951)		376,290,335

	Principal Amount
Asset-Backed Securities–20.37%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2024(c)(d)	$6,000,000	5,750,104

Series 2021-VOLT, Class E, 7.44% (1 mo. Term SOFR + 2.11%), 09/15/2036(c)(d)	6,495,000	6,176,129

BX Trust,
Series 2021-MFM1, Class E, 7.69% (1 mo. Term SOFR + 2.36%), 01/15/2034(c)(d)	8,045,749	7,678,410

Series 2019-OC11, Class E, 4.08%, 12/09/2041(c)(e)	4,000,000	3,258,140

CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 8.34% (1 mo. Term SOFR + 3.02%), 02/15/2039(c)(d)	500,000	422,099

CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/2039(c)(e)	1,000,000	832,008

Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 4.90%, 01/10/2036(c)(e)	2,649,000	2,644,598

Series 2020-420K, Class E, 3.42%, 11/10/2042(c)(e)	4,586,000	3,218,838

Series 2020-555, Class F, 3.62%, 12/10/2041(c)(e)	800,000	569,615

Series 2019-SMRT, Class D, 4.90%, 01/10/2036(c)(e)	260,000	259,571

Series 2020-420K, Class D, 3.42%, 11/10/2042(c)(e)	1,000,000	753,271

Cold Storage Trust, Series 2020-ICE5, Class E, 8.20% (1 mo. Term SOFR + 2.88%), 11/15/2037(c)(d)	10,788,321	10,699,500

Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.51%, 08/15/2057(c)(e)	1,500,000	1,364,749

Series 2020-SBX, Class D, 2.40%, 01/10/2038(c)(e)	6,200,000	5,196,772

Series 2019-GC44, Class 180C, 3.51%, 08/15/2057(c)(e)	5,500,000	4,885,198

Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 8.94% (1 mo. Term SOFR + 3.61%), 11/15/2038(c)(d)	3,000,000	2,904,196

CSMC, Series 2021-BHAR, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 11/15/2038(c)(d)	170,000	166,940

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.72% (1 mo. Term SOFR + 3.40%), 08/15/2039(c)(d)	$10,050,000	$10,050,542

Hilton USA Trust, Series 2016-HHV, Class E, 4.33%, 11/05/2038(c)(e)	1,761,000	1,600,472

Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(c)	7,000,000	6,380,857

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.60%, 05/05/2032(c)(e)	558,000	528,643

Series 2019-UES, Class B, 4.14%, 05/05/2032(c)	401,000	387,838

Series 2019-UES, Class C, 4.34%, 05/05/2032(c)	116,000	111,602

Series 2019-UES, Class D, 4.60%, 05/05/2032(c)(e)	119,000	113,758

Series 2019-UES, Class E, 4.60%, 05/05/2032(c)(e)	138,000	131,259

Series 2019-UES, Class G, 4.60%, 05/05/2032(c)(e)	158,000	148,879

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 8.04% (1 mo. Term SOFR + 2.72%), 04/15/2038(c)(d)	7,379,928	7,154,054

Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 8.17% (1 mo. Term SOFR + 2.85%), 07/15/2035(c)(d)	11,306,000	10,836,400

Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.62%, 01/15/2037(c)(e)	5,326,000	3,546,459

Series 2020-2PAC, Class AMZ2, 3.62%, 01/15/2037(c)(e)	800,000	602,209

SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/2039(c)(e)	6,157,000	4,668,248

STWD Trust,
Series 2021-FLWR, Class E, 7.36% (1 mo. Term SOFR + 2.04%), 07/15/2036(c)(d)	4,950,000	4,688,082

Series 2021-FLWR, Class F, 8.11% (1 mo. Term SOFR + 2.79%), 07/15/2036(c)(d)	3,400,000	3,252,769

Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(c)	14,154,000	11,386,352

Total Asset-Backed Securities (Cost $129,218,482)		122,368,561

	Shares

Preferred Stocks–7.06%
United States–7.06%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	1,990,488

American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,938,468

DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,383,028

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(f)	195,800	0

National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,673,756

Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	4,530,947

	Shares	Value

United States–(continued)
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	$3,503,045

SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	4,924,300

UMH Properties, Inc., 6.38%, Series D, Pfd.	566,800	12,469,600

Total Preferred Stocks (Cost $48,036,043)		42,413,632

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–3.34%
France–0.30%
WEA Finance LLC, 2.88%, 01/15/2027(c)	$2,000,000	1,764,818

United States–3.04%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(c)	4,000,000	3,730,099

SBA Communications Corp., 3.88%, 02/15/2027	2,000,000	1,884,148

3.13%, 02/01/2029	9,698,000	8,453,656

VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/01/2026(c)	1,500,000	1,414,270

4.50%, 01/15/2028(c)	3,000,000	2,787,585

		18,269,758

Total U.S. Dollar Denominated Bonds & Notes (Cost $19,945,026)		20,034,576

Municipal Obligations–1.25%
United States–1.25%
New York City Housing Development Corp., Series 2014, RB, 3.71%, 02/15/2048 (Cost $7,333,747)	7,735,000	7,508,726

	Shares

Money Market Funds–4.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(g)(h)	10,144,716	10,144,716

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(g)(h)	7,245,184	7,248,806

Invesco Treasury Portfolio, Institutional Class, 5.28%(g)(h)	11,593,961	11,593,961

Total Money Market Funds (Cost $28,984,661)		28,987,483

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.50% (Cost $627,359,910)		597,603,313

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 5.32%(g)(h)(i)	199,121	199,121

Invesco Private Prime Fund, 5.55%(g)(h)(i)	511,690	511,895

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $710,966)		711,016

TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $628,070,876)		598,314,329

OTHER ASSETS LESS LIABILITIES–0.38%		2,252,133

NET ASSETS–100.00%		$600,566,462

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Investment Abbreviations:

Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $132,065,333, which represented 21.99% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 9,655,129	$ 10,731,108	$ (10,241,521)	$ -	$ -	$10,144,716	$150,556
Invesco Liquid Assets Portfolio, Institutional Class	6,895,829	7,665,077	(7,315,372)	2,818	454	7,248,806	110,464
Invesco Treasury Portfolio, Institutional Class	11,034,434	12,264,123	(11,704,596)	-	-	11,593,961	171,875
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	728,598	22,803,324	(23,332,801)	-	-	199,121	48,884	*
Invesco Private Prime Fund	1,873,540	50,854,615	(52,218,995)	50	2,685	511,895	132,003	*
Total	$30,187,530	$104,318,247	$(104,813,285)	$2,868	$3,139	$29,698,499	$613,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$14,399,144	$–	$14,399,144

Belgium	–	3,247,063	–	3,247,063

Canada	22,543,824	–	–	22,543,824

Cayman Islands	–	11,386,352	–	11,386,352

France	–	1,764,818	–	1,764,818

Germany	–	24,340,306	–	24,340,306

Hong Kong	–	24,182,290	–	24,182,290

Japan	–	28,409,229	–	28,409,229

Singapore	–	5,898,433	–	5,898,433

United Kingdom	–	28,666,964	–	28,666,964

United States	267,016,714	136,760,693	0	403,777,407

Money Market Funds	28,987,483	711,016	–	29,698,499

Total Investments	$318,548,021	$279,766,308	$0	$598,314,329

Invesco Global Real Estate Income Fund